Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED TOTAL RETURN GOVERNMENT BOND FUND
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Supplement [Text Block]	ftrgbf_SupplementTextBlock	Federated Total Return Government Bond Fund

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current SUMMARY PROSPECTUSES and PROSPECTUS(ES)

The Funds listed above are each entering into an Agreement and Plan of Reorganization (Agreement) pursuant to which certain classes of each Fund would acquire substantially all of the assets of certain other classes and funds as described below. If the Agreements, and related reorganization transactions, are approved by the Acquired Fund Shareholders, and the applicable reorganization transaction consummated, the date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" in each Fund's Summary Prospectus and the summary section of each Fund's Statutory Prospectus shall be deemed changed as described below.

Federated Total Return Government Bond Fund - Reorganization One

"The Fund is entering into an Agreement pursuant to which the Service Shares and Institutional Shares of the Fund would acquire substantially all of the assets of Huntington Intermediate Government Income Fund, a portfolio of Huntington Funds, in exchange for Service Shares and Institutional Shares of the Fund, which will be distributed pro rata by Huntington Intermediate Government Income Fund to its holders of its Class A and Institutional Shares, respectively, (Acquired Fund Shareholders) in complete liquidation and termination of Huntington Intermediate Government Income Fund. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for May 16, 2014. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, and the reorganization transaction consummated, the May 1, 2014 date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" in the Fund's Summary Prospectus and the summary section of the Statutory Prospectus for its Service Shares and Institutional Shares dated April 30, 2013, shall be deemed changed to May 1, 2015, with respect to the Service Shares and Institutional Shares of the Fund."

Federated Total Return Government Bond Fund - Reorganization Two

"The Fund is entering into an Agreement pursuant to which the Service Shares and Institutional Shares of the Fund would acquire substantially all of the assets of Federated Intermediate Government Fund, Inc., in exchange for Service Shares and Institutional Shares of the Fund, which will be distributed pro rata by Federated Intermediate Government Income Fund, Inc. to its holders of its Service Shares and Institutional Shares, respectively, (Acquired Fund Shareholders) in complete liquidation and termination of Federated Intermediate Government Income Fund, Inc. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for June 2, 2014. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, and the reorganization transaction consummated, the May 1, 2014 date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" in the Fund's Summary Prospectus and the summary section of the Statutory Prospectus for its Service Shares and Institutional Shares dated April 30, 2013, shall be deemed changed to May 1, 2015, with respect to the Service Shares and Institutional Shares of the Fund."
FEDERATED TOTAL RETURN GOVERNMENT BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ftrgbf_SupplementTextBlock	Federated Total Return Government Bond Fund

FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO Current SUMMARY PROSPECTUSES and PROSPECTUS(ES)

The Funds listed above are each entering into an Agreement and Plan of Reorganization (Agreement) pursuant to which certain classes of each Fund would acquire substantially all of the assets of certain other classes and funds as described below. If the Agreements, and related reorganization transactions, are approved by the Acquired Fund Shareholders, and the applicable reorganization transaction consummated, the date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" in each Fund's Summary Prospectus and the summary section of each Fund's Statutory Prospectus shall be deemed changed as described below.

Federated Total Return Government Bond Fund - Reorganization One

"The Fund is entering into an Agreement pursuant to which the Service Shares and Institutional Shares of the Fund would acquire substantially all of the assets of Huntington Intermediate Government Income Fund, a portfolio of Huntington Funds, in exchange for Service Shares and Institutional Shares of the Fund, which will be distributed pro rata by Huntington Intermediate Government Income Fund to its holders of its Class A and Institutional Shares, respectively, (Acquired Fund Shareholders) in complete liquidation and termination of Huntington Intermediate Government Income Fund. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for May 16, 2014. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, and the reorganization transaction consummated, the May 1, 2014 date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" in the Fund's Summary Prospectus and the summary section of the Statutory Prospectus for its Service Shares and Institutional Shares dated April 30, 2013, shall be deemed changed to May 1, 2015, with respect to the Service Shares and Institutional Shares of the Fund."

Federated Total Return Government Bond Fund - Reorganization Two

"The Fund is entering into an Agreement pursuant to which the Service Shares and Institutional Shares of the Fund would acquire substantially all of the assets of Federated Intermediate Government Fund, Inc., in exchange for Service Shares and Institutional Shares of the Fund, which will be distributed pro rata by Federated Intermediate Government Income Fund, Inc. to its holders of its Service Shares and Institutional Shares, respectively, (Acquired Fund Shareholders) in complete liquidation and termination of Federated Intermediate Government Income Fund, Inc. The Agreement is subject to the approval of the Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for June 2, 2014. If the Agreement, and related reorganization transaction, is approved by the Acquired Fund Shareholders, and the reorganization transaction consummated, the May 1, 2014 date in the definition of "Termination Date" in the footnote to the Table in the section entitled "Risk/Return Summary: Fees and Expenses" in the Fund's Summary Prospectus and the summary section of the Statutory Prospectus for its Service Shares and Institutional Shares dated April 30, 2013, shall be deemed changed to May 1, 2015, with respect to the Service Shares and Institutional Shares of the Fund."